AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 28, 1997

                                                              File Nos. 2-99266
                                                                        811-4364

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No.
                         Post-Effective Amendment No. 24
                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 24

                        (Check appropriate box or boxes.)

                   VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 THOMAS J. ABOOD
        90 SOUTH SEVENTH STREET, SUITE 4400, MINNEAPOLIS, MINNESOTA 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

      ___    immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_    on April 28, 1997 pursuant to paragraph (b) of Rule 485
      ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___    on (specify date) pursuant to paragraph (a)(1) of Rule 485
      ___    75 days after filing pursuant to paragraph (a)(2) of Rule 485
      ___    on (specify date) pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed by the Registrant on or about February 28, 1997.




              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

  Item No.
of Form N-1A  Caption in Prospectus
------------  ---------------------


      1       Cover Page

      2       Fees and Expenses

      3       Financial Highlights

      4 The Funds; Investment Objectives and Policies; Investment Restrictions; General Information

      5       Management; General Information

      6       Distributions to Shareholders and Taxes; General Information

      7 How to Purchase Shares; Management; Determination of Net Asset Value; Exchange Privilege

      8       How to Sell Shares; Reinstatement Privilege

      9       Not Applicable

              Caption in Statement of Additional Information
              ----------------------------------------------

     10       Cover Page

     11       Table of Contents

     12       Not Applicable

     13 Investment Policies and Restrictions; Special Factors Affecting the Funds

     14       Board Members and Executive Officers of the Funds

     15       Board Members and Executive Officers of the Funds; Additional
              Information

     16 Board Members and Executive Officers of the Funds; The Investment Adviser and Underwriter

     17       The Investment Adviser and Underwriter

     18       Not Applicable

     19 Special Purchase Plans; Monthly Cash Withdrawal Plan; Net Asset Value and Public Offering Price

     20       Taxes

     21       The Investment Adviser and Underwriter

     22       Calculation of Performance Data

     23       Additional Information






                           Incorporation by Reference
                                       and
                                Explanatory Note

         Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) of this Registration Statement are hereby incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement of Voyageur Mutual Funds, Inc. (File Nos. 33-63238 and 811-7742) filed on April 28, 1997. Such Part A and Part B and Part C combines seven Registrants (each of which offers its shares in one or more series): two series of Voyageur Tax Free Funds, Inc., five series of Voyageur Intermediate Tax Free Funds, Inc., four series of Voyageur Insured Funds, Inc., nine series of Voyageur Investment Trust, one series of Voyageur Investment Trust II, seven series of Voyageur Mutual Funds, Inc. and one series of Voyageur Mutual Funds II, Inc.

         A separate Registration Statement, each of which contains or incorporates by reference the aforementioned combined Part A and Part B and includes its own Part C, is being filed for each Registrant.








                                     PART C

                                OTHER INFORMATION

                   VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
                 (VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND,
                  VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND,
                  VOYAGEUR ARIZONA LIMITED TERM TAX FREE FUND,
               VOYAGEUR CALIFORNIA LIMITED TERM TAX FREE FUND AND
                  VOYAGEUR COLORADO LIMITED TERM TAX FREE FUND)


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)      FINANCIAL STATEMENTS:

         Included in Part A:

         1.       Fees and Expenses
         2.       Financial Highlights

         Included in Part B: None.

(b)      EXHIBITS

         1.1 Certificate of Amendment to the Articles of Incorporation of Voyageur Intermediate Tax Free Funds, Inc., dated November 22, 1993, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         1.2 Certificate of Designation of Class A and Class C Common Shares of Series A of Voyageur Intermediate Tax Free Funds, Inc., dated April 29, 1994, incorporated by reference to PostEffective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         1.3 Certificate of Designation of Class B Common Shares of Series A and Class A, Class B and Class C Common Shares of Series B and Class A, Class B, and Class C Common Shares of Series C, and Class A, Class B and Class C Common Shares of Series D and Series E Common Shares of Voyageur Intermediate Tax Free Funds, Inc., dated February 27, 1995, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         1.4 Articles of Correction of Voyageur Intermediate Tax Free Funds, Inc., dated July 27, 1994, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         2. Bylaws of Voyageur Intermediate Tax Free Funds, Inc. as amended by the Board of Directors on January 24, 1995, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         3.       Not Applicable

         4. Specimen Security for company incorporated under the laws of the State of Minnesota, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         5. Investment Advisory Agreement, dated November 1, 1993, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         6.1 Distribution Agreement dated March 1, 1995, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         6.2 Form of Dealer Sales Agreement, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         6.3 Form of Bank Agreement, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         7.       Not Applicable.

         8. Custodian Agreement, dated April 20, 1992, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         9. Administrative Services Agreement dated October 27, 1994 , incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         10. Opinion and Consent of Dorsey & Whitney, filed as an Exhibit to Form N-1A on September 26, 1985, File No. 2-99266, and incorporated herein by reference.

         11. Consent of KPMG Peat Marwick LLP, dated April 28, 1997, filed as an exhibit to Post- Effective Amendment No. 17 of Voyaguer Mutual Funds, Inc. (File Nos. 33-63238 and 811- 7742) filed on April 28, 1997, and incorporated herein by reference.

         12. Financial Statements contained in the Annual Report to Shareholders for fiscal year end December 31, 1996, filed pursuant to Rule 30d-1 of the Investment Company Act of 1940, incorporated herein by reference.

         13. Letter of Investment Intent, filed as an Exhibit to Pre-Effective Amendment No. 1 of Double Exempt Capital Conservation Fund, Inc.to Form N-1A on September 26, 1985, and incorporated herein by reference.

         14.      Not Applicable.

         15. Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         16. Schedule for Computation of Performance Data, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         17 Power of Attorney, dated January 24, 1995, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

         18. Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A.

Item 25.  Persons Controlled by or Under Common Control with Registrant

         Voyageur serves as investment manager to the following closed-end and open-end management investment companies:

                  CLOSED-END INVESTMENT COMPANIES

         Voyageur Arizona Municipal Income Fund, Inc.
         Voyageur Colorado Insured Municipal Income Fund, Inc.
         Voyageur Florida Insured Municipal Income Fund
         Voyageur Minnesota Municipal Income Fund, Inc.
         Voyageur Minnesota Municipal Income Fund II, Inc.
         Voyageur Minnesota Municipal Income Fund III, Inc.

                  OPEN-END INVESTMENT COMPANIES AND SERIES THEREOF

         Voyageur Funds, Inc.
               Voyageur U.S. Government Securities Fund
               Voyageur Financial Institutions Short Duration Portfolio Voyageur Financial Institutions Intermediate Duration Portfolio Voyageur Financial Institutions Core Portfolio

         Voyageur Insured Funds, Inc.
               Voyageur Minnesota Insured Fund
               Voyageur Arizona Insured Tax Free Fund
               Voyageur National Insured Tax Free Fund
               Voyageur Colorado Insured Tax Free Fund

         Voyageur Intermediate Tax Free Funds, Inc.
               Voyageur Minnesota Limited Term Tax Free Fund Voyageur National Limited Term Tax Free Fund Voyageur Arizona Limited Term Tax Free Fund Voyageur Colorado Limited Term Tax Free Fund Voyageur California Limited Term Tax Free Fund

         Voyageur Investment Trust
               Voyageur California Insured Tax Free Fund
               Voyageur Florida Insured Tax Free Fund
               Voyageur Kansas Tax Free Fund
               Voyageur Missouri Insured Tax Free Fund
               Voyageur New Mexico Tax Free Fund
               Voyageur Oregon Insured Tax Free Fund
               Voyageur Utah Tax Free Fund
               Voyageur Washington Insured Tax Free Fund
               Voyageur Florida Tax Free Fund

         Voyageur Investment Trust II
               Voyageur Florida Limited Term Tax Free Fund

         Voyageur Tax Free Funds, Inc.
               Voyageur Minnesota Tax Free Fund
               Voyageur North Dakota Tax Free Fund

         Voyageur Mutual Funds, Inc.
               Voyageur Iowa Tax Free Fund
               Voyageur Wisconsin Tax Free Fund
               Voyageur Idaho Tax Free Fund
               Voyageur Arizona Tax Free Fund
               Voyageur California Tax Free Fund
               Voyageur National Tax Free Fund

         Voyageur Mutual Funds II, Inc.
               Voyageur Colorado Tax Free Fund

         Voyageur Mutual Funds III , Inc.
               Voyageur Growth Stock Fund
               Voyageur International Equity Fund
               Voyageur Aggressive Growth Fund
               Voyageur Growth and Income Fund
               Voyageur Tax Efficient Equity Fund

         VAM Institutional Funds, Inc.
               Short Government Agency Fund
               Intermediate Government Agency Fund
               Government Mortgage Fund
               Short Duration Total Return Fund
               Intermediate Duration Total Return Fund
               Intermediate Municipal Fund

Item 26.  Number of Holders of Securities

         The following sets forth the number of holders of shares of each class and series of the Registrant as of March 31, 1997.

                                                                    CLASS A          CLASS B           CLASS C
                                                                    COMMON           COMMON            COMMON
                NAME OF FUND                                        SHARES           SHARES            SHARES
                ------------                                        ------           ------            ------
Voyageur Minnesota Limited Term Tax Free Fund                        1,433             18                49
Voyageur National Limited Term Tax Free Fund                            5               1                 1
Voyageur Arizona Limited Term Tax Free Fund                           **               **                **
Voyageur California Limited Term Tax Free Fund                        **               **                **
Voyageur Colorado Limited Term Tax Free Fund                          **               **                **


**   Not in existence


Item 27.  Indemnification

         The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (i) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (ii) acted in good faith; (iii) received no improper personal benefit; (iv) complied with the Minnesota Statute dealing with directors' conflicts of interest, if applicable;
(v) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (vi) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of a Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         No indemnification will be made in violation of the 1940 Act and the rules, regulations and releases thereunder.

Item 28.  Business and Other Connections of Investment Adviser

         The name and principal occupations(s) during the past two fiscal years of each director and officer of the Adviser are set forth below. The business address of each is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

NAME AND ADDRESS     POSITION WITH ADVISER      PRINCIPAL OCCUPATION(S)
----------------     ---------------------      -----------------------

Michael E. Dougherty     Chairman            Chairman of the Board, President
                                             and Chief Executive Officer of
                                             Dougherty Financial Group, Inc.
                                             ("DFG") and Chairman of Voyageur
                                             and the Underwriter.

John G. Taft             Director and        See biographical information in
                         President           Part B of the Registration
                                             Statement.

Jane M. Wyatt            Director and        See biographical information in
                         Chief Investment    Part B of the Registration
                         Officer             Statement.

Edward J. Kohler         Director and        Director and Executive Vice
                         Executive Vice      President of the Voyageur and
                         President           Director of the Underwriter since
                                             1995; previously, President and
                                             Director of Piper Capital
                                             Management Incorporated from 1985
                                             to 1995.

Kenneth R. Larsen        Treasurer           See biographical information in
                                             Part B of the Registration
                                             Statement.

Thomas J. Abood          General Counsel     See biographical information in
                         and Senior Vice     Part B of the Registration
                         President           Statement.

Steven P. Eldredge       Senior Vice         See biographical information in
                         President           Part B of the Registration
                                             Statement.


         Information on the business of Registrant's Adviser is contained in the section of the Prospectus entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser and Underwriter" filed as part of this Registration Statement.

Item 29.  Principal Underwriters

         (a) Voyageur Fund Distributors, Inc., the underwriter of the Registrant's shares, is principal underwriter for the shares of Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc. and VAM Institutional Funds, Inc., affiliated open-end management investment companies.

         (b) The directors of the Underwriter are the same as the directors of the Adviser as set forth above in Item 28. The executive officers of the Underwriter (who are also not directors of the Adviser) and the positions of these individuals with respect to the Registrant are:

                               POSITIONS AND OFFICES       POSITIONS AND OFFICES
NAME                             WITH UNDERWRITER            WITH REGISTRANTS
----                             ----------------            ----------------
Michael E. Dougherty                Chairman                     None
Steven B. Johansen                  Secretary                    None
Kenneth R. Larsen                   Treasurer                    Treasurer
Thomas J. Abood                     General Counsel              Secretary

The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

         (c) Not applicable.

Item 30.  Location of Accounts and Records

         The custodian for the Registrant is Norwest Bank Minnesota, N.A., Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402. The dividend disbursing, administrative and accounting services agent of the Registrant is Voyageur Fund Managers, Inc. The address of Voyageur Fund Managers, Inc. and the Registrant is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a) Not applicable.

         (b) Not applicable.

         (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished without charge.






                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of April 1997.

                                    VOYAGEUR INTERMEDIATE
                                     TAX FREE FUNDS, INC.



                                    By /s/ John G. Taft
                                       John G. Taft, President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                     TITLE                            DATE
---------                     -----                            ----

/s/ John G. Taft              President (Principal             April 28, 1997
John G. Taft                  Executive Officer)

/s/ Kenneth R. Larsen         Treasurer (Principal             April 28, 1997
Kenneth R. Larsen             Financial and Accounting
                              Officer)

James W. Nelson*              Director

Clarence G. Frame*            Director

Robert J. Odegard*            Director

Richard F. McNamara*          Director

Thomas F. Madison *           Director




*/s/ Thomas J. Abood          Attorney-in-Fact                 April 28, 1997
Thomas J. Abood